SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN BALANCED FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Balanced Fund (“Balanced Fund”)

                Effective immediately, Lisa Brown-Premo, Bob Rowe, Chris Kauffman, CFA and Gary Pzegeo, CFA have been added as portfolio managers of Balanced Fund. The section in Part 2 of the Statement of Additional Information entitled "PORTFOLIO MANAGERS" is revised to add the following information under the sub-headings listed below.

                Under the sub-heading "Other Funds and Accounts Managed," the table providing information about the registered investment companies, other pooled investment vehicles and separate accounts to be managed by the portfolio manager is revised to reflect the following information as of October 31, 2006:

Portfolio Manager		(Assets in thousands)
Lisa Brown-Premo	Assets of registered investment companies managed
	Evergreen Limited Duration Fund	$299,359.4
	Evergreen Strategic Income Fund1	$320,922.7
	Evergreen VA Strategic Income Fund[1]	$89,858.8
	Evergreen Managed Income Fund[1]	$1,168,343.1
	Evergreen Adjustable Rate Fund	$3,191,852.1
	Evergreen Ultra Short Bond Fund	$629,238.4
	Evergreen US Government Fund	$548,925.4
	TOTAL.................................................................................................................	$ 6,248,499.9
	Those subject to performance fee............................................................	0
	Number of other pooled investment vehicles managed........................	3
	Assets of other pooled investment vehicles managed.........................	$ 8,368,324.9
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	1
	Assets of separate accounts managed....................................................	$ 52,447.1
	Number of those subject to performance fee..........................................	0

Bob Rowe	Assets of registered investment companies managed
	Evergreen Managed Income Fund2	$1,168,343.1
	Evergreen Adjustable Rate Fund	$3,191,852.1
	Evergreen Ultra Short Bond Fund	$629,238.4
	TOTAL.................................................................................................................	$ 4,989,433.6
	Those subject to performance fee............................................................	0
	Number of other pooled investment vehicles managed........................	1
	Assets of other pooled investment vehicles managed.........................	$ 35,695.5
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	2
	Assets of separate accounts managed....................................................	$ 102,021.0
	Number of those subject to performance fee..........................................	0

Chris Kauffman, CFA	Assets of registered investment companies managed
	Evergreen Strategic Income Fund3	$320,922.7
	Evergreen VA Strategic Income Fund[3]	$89,858.8
	Evergreen US Government Fund	$548,925.4
	TOTAL.................................................................................................................	$ 959,706.9
	Those subject to performance fee............................................................	0
	Number of other pooled investment vehicles managed........................	2
	Assets of other pooled investment vehicles managed.........................	$ 8,332,629.4
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	0
	Assets of separate accounts managed....................................................	$0
	Number of those subject to performance fee..........................................	N/A

Gary Pzegeo, CFA	Assets of registered investment companies managed
	Evergreen Strategic Income Fund4	$320,922.7
	Evergreen Utilities & High Income Fund[4]	$288,183.0
	Evergreen VA Strategic Income Fund[4]	$89,858.8
	Evergreen Balanced Fund[4]	$1,383,838.1
	Evergreen Diversified Bond Fund[4]	$305,911.7
	Evergreen Managed Income Fund[4]	$1,168,343.1
	Evergreen High Yield Bond Fund	$729,340.3
	Evergreen Income Advantage Fund	$948,440.1
	Evergreen Select High Yield Bond Fund	$270,940.6
	Evergreen VA High Income Fund	$40,971.7
	TOTAL.................................................................................................................	$ 5,546,750.1
	Those subject to performance fee............................................................	0
	Number of other pooled investment vehicles managed........................	4
	Assets of other pooled investment vehicles managed.........................	$ 159,242.8
	Number of those subject to performance fee.................................................	0
	Number of separate accounts managed..........................................................	7
	Assets of separate accounts managed....................................................	$ 294,456.2
	Number of those subject to performance fee..........................................	0

1 Ms. Brown-Premo is not responsible for the management of the entire portfolio of Evergreen Managed Income Fund, Evergreen Strategic Income Fund or Evergreen VA Strategic Income Fund.  As of October 31, 2006, she was responsible only for approximately $415.7 million of the $1,579.1 million in assets in these funds.

2 Mr. Rowe is not responsible for the management of the entire portfolio of Evergreen Managed Income Fund.   As of October 31, 2006, he was responsible only for approximately $282.5 million of the $1,168.3 million in assets in this fund.

3 Mr. Kaufman is not responsible for the management of the entire portfolio of Evergreen Strategic Income Fund or Evergreen VA Strategic Income Fund.  As of October 31, 2006, he was responsible only for approximately $133.2 million of the $410.8 million in assets in these funds.

4 Mr. Pzegeo is not responsible for the management of the entire portfolio of Evergreen Strategic Income Fund, Evergreen Utilities & High Income Fund, Evergreen VA Strategic Income Fund, Evergreen Balanced Fund, Evergreen Diversified Bond Fund, or Evergreen Managed Income Fund.  As of October 31, 2006, he was responsible only for approximately $862.7 million of the $3,557.0 million in assets in these funds.

Under the sub-heading "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information as of October 31, 2006:

Portfolio Manager
Lisa Brown-Premo	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Ultra Short Obligations Funds Lipper Multi Sector Income Funds

Portfolio Manager
Bob Rowe	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Ultra Short Obligations Funds Lipper Multi Sector Income Funds
Chris Kauffman	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Ultra Short Obligations Funds Lipper Multi Sector Income Funds
Gary Pzegeo	Lipper Multi-Sector Income Lipper Mixed Asset Target Allocation Moderate Callan High Yield Bond Lipper High Current Yield Funds

                Under the sub-heading "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is updated with the following information as of October 31, 2006:

Evergreen Balanced Fund

Lisa Brown-Premo
$0[1]
Bob Rowe
$0[1]
Chris Kauffman
$0[1]
Gary Pzegeo
$0[1]

Evergreen Family of Funds

Lisa Brown-Premo
$500,001-$1 million
Bob Rowe
$1-$10,000
Chris Kauffman
$50,001-$100,000
Gary Pzegeo
$10,001-$50,000

1 As of October 31, 2006, Ms. Premo and Messrs. Rowe, Kauffman and Pzegeo were not portfolio managers of the Fund and had no holdings in the Fund.  Ms. Premo and Messrs. Rowe, Kauffman and Pzegeo have been added as portfolio managers and are expected to make investments with the Fund.

II.            Evergreen Limited Duration Fund (“Limited Duration Fund”)

                Effective immediately, Lisa Brown-Premo has been added as a portfolio manager of the Fund. The section in Part 2 of Limited Duration Fund’s Statement of Additional Information entitled "PORTFOLIO MANAGERS" is revised to add the following information under the sub-headings listed below.

                Under the sub-heading "Other Funds and Accounts Managed," the table providing information about the registered investment companies, other pooled investment vehicles and separate accounts to be managed by the portfolio manager is revised to reflect the following information as of October 31, 2006:

Portfolio Manager		(Assets in thousands)
Lisa Brown-Premo	Assets of registered investment companies managed
	Evergreen Balanced Fund[1]	$1,383,838.1
	Evergreen Strategic Income Fund1	$320,922.7
	Evergreen VA Strategic Income Fund[1]	$89,858.8
	Evergreen Managed Income Fund[1]	$1,168,343.1
	Evergreen Adjustable Rate Fund	$3,191,852.1
	Evergreen Ultra Short Bond Fund	$629,238.4
	Evergreen US Government Fund	$548,925.4
	TOTAL.................................................................................................................	$ 7,332,978.5

Those subject to performance fee............................................................	0
Number of other pooled investment vehicles managed........................	3
Assets of other pooled investment vehicles managed.........................	$ 8,368,324.9
Number of those subject to performance fee.................................................	0
Number of separate accounts managed..........................................................	1
Assets of separate accounts managed....................................................	$ 52,447.1
Number of those subject to performance fee..........................................	0

1 As of October 31, 2006, Ms. Brown-Premo was not managing Evergreen Balanced Fund. She is not responsible for the management of the entire portfolio of Evergreen Managed Income Fund, Evergreen Strategic Income Fund, Evergreen Balanced Fund or Evergreen VA Strategic Income Fund.  The portion of these funds currently managed by Ms. Brown-Premo was approximately $428.4 million of the $2,963.0 million in assets as of October 31, 2006.

Under the sub-heading "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information as of October 31, 2006:

Portfolio Manager
Lisa Brown-Premo	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Ultra Short Obligations Funds Lipper Multi Sector Income Funds

                Under the sub-heading "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is updated with the following information as of October 31, 2006:

Evergreen Limited Duration Fund

Lisa Brown-Premo
$0[1]

Evergreen Family of Funds

Lisa Brown-Premo
$500,001-$1 million

1 As of October 31, 2006, Ms. Brown-Premo was not a portfolio manager of the Fund and had no holdings in the Fund.  Ms. Brown-Premo has been added as a portfolio manager and is expected to make investments with the Fund.

November 13, 2006	578019 (11/06)